REVENUES	6 Months Ended
Jun. 30, 2026
REVENUES
REVENUES
20.	REVENUES

The Group’s revenues are disaggregated by product and service lines as follows:

	Six Months Ended June 30,
	2026	2025
	US$	US$
Sales of goods - third parties
- EV lifestyle models	209,541	143,966
- Sports cars	30,346	32,906
- Others	11,602	17,851
	251,489	194,723
Sales of goods - related parties
- EV lifestyle models	1,403	1,066
- Sports cars	—	227
- Others	10,364	1,469
	11,767	2,762
Subtotal	263,256	197,485

Services- third parties
- R&D service	365	1,087
- Others[1]	4,247	3,069
	4,612	4,156
Services- related parties
- R&D service	231	13,666
- Others[2]	—	3,019
	231	16,685
Subtotal	4,843	20,841
Total revenues	268,099	218,326

[1] Others primarily include trainings, installed premium intelligent driving system upgrades, free battery charging services, maintenance services and vehicle internet connection services.

[2] Others primarily include commission service fee.

Contract Liabilities

	As of	As of
	June 30, 2026	December 31, 2025
	US$	US$
Current liabilities
- Contract liabilities - third parties	26,598	18,459
- Contract liabilities - related parties*	4,354	228
Non-current liabilities
- Contract liabilities – third parties	7,578	7,458
Contract liabilities, current and non-current	38,530	26,145

* This item is included in accrued expenses and other current liabilities – related parties in the unaudited condensed consolidated balance sheets.

Contract liabilities represent transaction price allocated to the performance obligations that are not yet satisfied or partially satisfied, which primarily arises from the undelivered vehicles, intelligent driving system, household charging piles, charging cards, free battery charging service, the extended lifetime warranty, maintenance service, vehicle internet connection services as well as technical research and development services. Amounts that are expected to recognize as revenues within one-year are included as current contract liabilities with the remaining balance recognized as other non-current liabilities.

Among the balance of contract liabilities of US$26,145 as of December 31, 2025, US$6,227 was recognized as revenue during the six months ended June 30, 2026. The Group expects that US$45,504 of transaction price allocated to unsatisfied performance obligation as of June 30, 2026 will be recognized as revenues within one year. The remaining US$14,145 will be recognized over the remaining contract periods over 1 to 10 years.